Shareholder Report, Average Annual Return (Details)	11 Months Ended
Mar. 31, 2026
Defiance Leveraged Long + Income MSTR ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	(92.03%)
S&P 500® Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.86%